S000003996 [Member] Expense Example, No Redemption - Putnam Sustainable Retirement Maturity Fund - Class C Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	1,041
Expense Example, No Redemption, 10 Years	$ 2,243